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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                  SUPPLEMENT TO PROSPECTUS DATED JUNE 1, 1998
                   SUPPLANTING SUPPLEMENT DATED JUNE 23, 1998

THE FOLLOWING REVISES AND SUPERSEDES, AS APPLICABLE, THE DISCUSSION UNDER "MANAGEMENT" WITH RESPECT TO GT GLOBAL VARIABLE NEW PACIFIC FUND ("PACIFIC FUND"), GT GLOBAL VARIABLE EUROPE FUND ("EUROPE FUND"), GT GLOBAL VARIABLE LATIN AMERICA FUND ("LATIN AMERICA FUND"), GT GLOBAL VARIABLE EMERGING MARKETS FUND ("EMERGING MARKETS FUND"), GT GLOBAL VARIABLE GROWTH & INCOME FUND ("GROWTH & INCOME FUND") AND GT GLOBAL VARIABLE STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND"):

Effective June 1, 1998, Anna Tong and Sammy Lau were named the Portfolio Managers for the Pacific Fund. Ms. Tong has been a Portfolio Manager for INVESCO (NY), Inc. (the "Sub-adviser") since June 1998 and a Managing Director and Chief Investment Officer for INVESCO Asia Ltd. (Hong Kong) ("INVESCO Asia") since April 1997. Ms. Tong has also served as Managing Director for INVESCO International (FE) Ltd. (Hong Kong) and as a Director of INVESCO Investment Management (HK) Ltd. (Hong Kong) since March 1985. Mr. Lau has been a Portfolio Manager for the Sub-adviser since June 1998 and a Director of INVESCO Asia since January 1996. Prior thereto, Mr. Lau served as an Associate Director of INVESCO Asia from December 1994 to January 1996, an Associate at J.P. Morgan (Hong Kong) from November 1993 to November 1994, and an Investment Manager for Baring International Asset Admin Ltd. (Hong Kong) from June 1990 to October 1993.

Effective June 15, 1998, Nicholas J. Ford is the sole Portfolio Manager for the Europe Fund. Mr. Ford has been a Portfolio Manager for the Sub-adviser since February 1998 and Portfolio Manager for INVESCO GT Asset Management PLC (London) ("GT London") since 1996. From 1994 to 1996, Mr. Ford was Director of Equities for Lehman Brothers Global Asset Management PLC (London). Prior thereto, he was a Portfolio Manager and Head of European Equities for Hill Samuel Investment Management PLC (London) from 1990 to 1994.

Effective June 1, 1998, Francesco Bertoni was named a Portfolio Manager for the Latin America Fund and the Emerging Markets Fund. Mr. Bertoni has been a Portfolio Manager for the Sub-adviser since June 1998 and the Investment Director of INVESCO Asset Management Ltd. (London) ("INVESCO London") since 1994. Mr. Bertoni joined INVESCO London as a Portfolio Manager in the European equity team in 1990. He moved on to the international equity team in 1993 and became responsible for Global Emerging Markets products in 1995. David Manuel remains the other Portfolio Manager for the Latin America Fund, and Christine Rowley remains the other Portfolio Manager for the Emerging Markets Fund.

Effective June 15, 1998, Michael Lindsell was named a Portfolio Manager for the Growth & Income Fund. Mr. Lindsell has been Head of Investment Strategy for Global Equities for
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the Sub-adviser and GT London since 1996.  From 1992 to 1996, Mr. Lindsell was
Chief Investment Officer for Japan for INVESCO GT Asset Management Asia Ltd. (Hong Kong) ("GT Asia") and Portfolio Manager for the Sub-adviser. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management (Tokyo). Effective July 10, 1998, John Nadell also was named a Portfolio Manager for the Growth & Income Fund. Mr. Nadell has been a Portfolio Manager for the Sub-adviser since July 1998 and for INVESCO GT Asset Management Japan Ltd. (Tokyo) ("GT Tokyo") since 1996. Mr. Nadell joined GT Tokyo in 1994 as an Investment Analyst. Prior thereto, Mr. Nadell was an Investment Analyst at Pacific Equity Management (Oakland, California) from 1990 to 1994. Paul Griffiths remains the other Portfolio Manager for the Growth & Income Fund.

Effective June 30, 1998, Kevin J. Rogers was named a Portfolio Manager for the Strategic Income Fund. Mr. Rogers has been a Portfolio Manager for the Sub-adviser since July 1997. Prior thereto, Mr. Rogers was a high yield bond analyst at Fidelity Management & Research Company (Boston) from 1988 to 1997. Cheng-Hock Lau, David B. Hughes and Craig Munro remain the other Portfolio Managers of the Strategic Income Fund.

INVESCO Asia, INVESCO International (FE) Ltd., INVESCO Investment Management
(HK) Ltd., GT London, INVESCO London, GT Asia and GT Tokyo are affiliates of the Sub-adviser.

                                                                   July 20, 1998